Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Market and customer- related £m	Content, software and other £m	Total acquired intangible assets £m	Internally developed intangible assets £m	Total £m
Cost
At 1 January 2019	4,025	3,724	7,749	2,946	10,695
Acquisitions	161	84	245	—	245
Additions	—	—	—	333	333
Disposals and other	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(158)	(116)	(274)	(108)	(382)
At 1 January 2020	4,000	3,635	7,635	3,041	10,676
Acquisitions	271	156	427	—	427
Additions	—	—	—	318	318
Disposals and other	(6)	(64)	(70)	(90)	(160)
Exchange translation differences	(124)	(44)	(168)	(18)	(186)
At 31 December 2020	4,141	3,683	7,824	3,251	11,075
Accumulated amortisation
At 1 January 2019	2,166	3,266	5,432	1,729	7,161
Charge for the year	182	112	294	249	543
Disposals and other	(28)	(57)	(85)	(130)	(215)
Exchange translation differences	(91)	(103)	(194)	(71)	(265)
At 1 January 2020	2,229	3,218	5,447	1,777	7,224
Charge for the year*	237	139	376	319	695
Disposals and other	(14)	(56)	(70)	(78)	(148)
Exchange translation differences	(75)	(35)	(110)	(11)	(121)
At 31 December 2020	2,377	3,266	5,643	2,007	7,650
Net book amount
At 31 December 2019	1,771	417	2,188	1,264	3,452
At 31 December 2020	1,764	417	2,181	1,244	3,425

*Includes impairments of acquired intangible assets of £42m in Legal and £23m in Exhibitions, and an impairment of internally developed intangible assets of £29m in Exhibitions which has been classified as exceptional. Refer to note 2 for further detail on the exceptional costs in Exhibitions.